Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Group's Loss before Income Taxes
The Group’s loss before income tax consists of:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC	(604,997)	(305,469)	(23,940)	(3,424)
Non-PRC	(46,304)	(35,272)	(29,850)	(4,269)

Total loss before income tax	(651,301)	(340,741)	(53,790)	(7,693)

Summary of Current And Deferred Components of The Income Tax Expenses
The current and deferred components of the income tax expenses are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current income tax expenses	2,388	5,885	1,556	223
Deferred income tax expenses	—	—	—	—

Total income tax expenses	2,388	5,885	1,556	223

Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate
Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(651,301)	(340,741)
PRC statutory income tax rate	25%	25%
Income tax at statutory tax rate	(162,825)	(85,185)
Effect of different tax rates	(439)	355
Effect of PRC preferential tax rates	10,258	530
Research and development super-deduction	(21,812)	(15,814)
Non-deductible expenses	69,646	38,398
Non-taxable income	(1,807)	(1,776)
Expiration of tax attributes	12,421	14,327
Deferred only adjustment	(3,083)	(1,367)
Transfer pricing adjustment	12,011	3,460
Interest and penalty	219	783
Tax rate change	(13,453)	(431)
Provision to return	2,722	(7,900)
Changes in valuation allowance	98,530	60,505

Income tax expenses	2,388	5,885

	For the years ended December 31,
	2025
	RMB	US$	Percent
Income tax expense at PRC statutory rate	(13,448)	(1,923)	25%
Foreign Tax Effect s
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	1,223	175	-2%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(144)	(21)	0%
Non-deductible expenses	1,008	144	-2%
Non-taxable income	(1,287)	(184)	2%
United States
Statutory tax rate difference between PRC and other jurisdictions	(842)	(120)	2%
Deferred only adjustment	1,350	193	-3%
Changes in valuation allowance	6,210	888	-12%
Others	(54)	(8)	0%
Effect of PRC preferential tax rates	3,485	498	-6%
Non-deductible expenses
Exchange gain and loss	7,891	1,128	-15%
Nondeductible ESOP expense	3,548	507	-7%
Excessive Entertainment	4,260	609	-8%
Disposal loss	810	116	-2%
Others	670	97	-1%
Changes in valuation allowance	14,831	2,121	-28%
Changes in Unrecognized Tax Benefits	1,335	191	-2%
Other adjustments
Research and development super-deduction	(57,595)	(8,235)	107%
Tax rate change	870	124	-2%
Provision to return	14,232	2,035	-26%
Expiration of tax attributes	12,504	1,788	-23%
Interest and penalty	699	100	-1%
Income tax expenses	1,556	223	-3%

Summary of Principle Components of Deferred Tax Assets
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	35,942	43,347	6,199
Net operating loss carried forward	228,450	262,425	37,526
Depreciation and amortization	1,460	4,711	674
Excessive education fee	521	485	69
Capitalized research and development expense	20,048	11,092	1,586
Research and development expense recognition	295,499	287,854	41,162
Deferred revenue recognition	1,993	1,932	276
Excessive donation expense carried forward	1,943	1,442	206
Impairment loss on fixed asset and intangible asset	8,884	2,646	377
Fair value change on financial assets	1,330	1,250	179
Operating lease liabilities	13,195	8,502	1,216

Gross deferred tax assets	609,265	625,686	89,470

Less: Valuation allowance	(595,868)	(616,909)	(88,216)

Total deferred tax assets	13,397	8,777	1,254

Deferred tax liabilities:
Operating right-of-use assets	(13,397)	(8,777)	(1,254)

Total deferred tax liabilities	(13,397)	(8,777)	(1,254)

Net deferred tax assets	—	—	—

Summary Of Rceonciliation Of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	19,353	11,338	1,621
Additions	—	2,400	343
Decreases	(8,015)	—	—

Balance at end of the year	11,338	13,738	1,964